LEASES (Details) - USD ($)	Dec. 31, 2022	Jan. 02, 2022	Dec. 31, 2021
Leases
Operating lease right of use asset	$ 83,325,075
Operating lease liability, current portion	4,293,085	$ 7,370,890
Operating lease liability, net of current portion	$ 81,626,338	$ 29,884,584